Restricted Net Assets - Additional Information (Detail) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2010
Receivables [Abstract]
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	¥ 112,603	¥ 61,852